Major customers and suppliers (Details)	12 Months Ended
	Dec. 31, 2020 item customer	Dec. 31, 2019 item customer	Dec. 31, 2018 item customer
Revenue from Contract with Customer Benchmark [Member]
Concentration Risk, Percentage	10.00%
Accounts Receivable [Member]
Concentration Risk, Percentage	10.00%
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers			2
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage			37.00%
Two Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage			12.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage	28.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage	20.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage	14.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage	12.00%
Five Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage	10.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage		38.00%	33.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage		20.00%	24.00%
Three Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers C
Concentration Risk, Percentage		18.00%	15.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer A [Member]
Concentration Risk, Percentage		19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer B [Member]
Concentration Risk, Percentage		19.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer C [Member]
Concentration Risk, Percentage		18.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer D [Member]
Concentration Risk, Percentage		17.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer E [Member]
Concentration Risk, Percentage		13.00%
Six Major Customers [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer F [Member]
Concentration Risk, Percentage		12.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage		30.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage		18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage		18.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage		16.00%
Five Customers [Member] | Accounts Receivable [Member] | Customer E [Member]
Concentration Risk, Percentage		16.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer A [Member]
Concentration Risk, Percentage	32.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer B [Member]
Concentration Risk, Percentage	22.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer C [Member]
Concentration Risk, Percentage	21.00%
Four Customers [Member] | Accounts Receivable [Member] | Customer D [Member]
Concentration Risk, Percentage	20.00%
Customer Concentration Risk [Member] | Revenue from Contract with Customer Benchmark [Member]
Number of Customers	5	6
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Number of Customers	4	5
Major Suppliers [Member]
Concentration Risk, Percentage	10.00%
Major Suppliers [Member] | Cost of Goods, Total [Member]
Number of Suppliers | item	2	3	3
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers A
Concentration Risk, Percentage	53.00%
Two Major Suppliers [Member] | Cost of Goods, Total [Member] | Suppliers B
Concentration Risk, Percentage	17.00%